SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated August 3, 2023
to the Class F Shares Prospectus, dated January 31, 2023, as amended on April 14, 2023
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Aikya Investment Management Limited is added as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Aikya Investment Management Limited	Ashish Swarup	Since 2023	Lead Portfolio Manager and Investment Analyst
	Rahul Desai	Since 2023	Co-Portfolio Manager and Investment Analyst
	Tom Allen	Since 2023	Co-Portfolio Manager and Investment Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Aikya Investment Management Limited: Aikya Investment Management Limited (Aikya), located at Octagon Point 5 Cheapside, London, United Kingdom EC2V 6AA, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Aikya. Ashish Swarup, Lead Portfolio Manager and Investment Analyst, joined Aikya in 2020 and worked at Aikya's predecessor business, Stewart Investors, from 2014 to 2020. During his time at Stewart Investors Mr. Swarup was the Lead Manager on the Emerging Markets and Asia Pacific strategies, including the Stewart Investors Emerging Markets Leaders Fund. Rahul Desai, Co-Portfolio Manager and Investment Analyst, joined Aikya in 2019. Prior to Aikya, Mr. Desai served as a Portfolio Manager at Fidelity Management & Research (U.K.) Inc. for the Fidelity Institutional (FIAM) EM All Cap Strategy from 2014 to 2019. He joined Fidelity in 2008 as an Emerging Markets analyst. Mr. Tom Allen, Co-Portfolio Manager and Investment Analyst, joined Aikya in 2020 and worked at Aikya's predecessor business, Stewart Investors, from 2012 to 2019. When he joined Stewart Investors, he worked in Singapore, before moving to Edinburgh to work on Asia Pacific strategies. Subsequently from 2015 to 2019, Mr. Allen joined Stewart Investors' London team where he co-managed Asia Pacific and Emerging Markets strategies.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1465 (08/23)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated August 3, 2023
to the Class Y Shares Prospectus, dated January 31, 2023, as amended on April 14, 2023
(the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Aikya Investment Management Limited is added as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Aikya Investment Management Limited	Ashish Swarup	Since 2023	Lead Portfolio Manager and Investment Analyst
	Rahul Desai	Since 2023	Co-Portfolio Manager and Investment Analyst
	Tom Allen	Since 2023	Co-Portfolio Manager and Investment Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Aikya Investment Management Limited: Aikya Investment Management Limited (Aikya), located at Octagon Point 5 Cheapside, London, United Kingdom EC2V 6AA, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Aikya. Ashish Swarup, Lead Portfolio Manager and Investment Analyst, joined Aikya in 2020 and worked at Aikya's predecessor business, Stewart Investors, from 2014 to 2020. During his time at Stewart Investors Mr. Swarup was the Lead Manager on the Emerging Markets and Asia Pacific strategies, including the Stewart Investors Emerging Markets Leaders Fund. Rahul Desai, Co-Portfolio Manager and Investment Analyst, joined Aikya in 2019. Prior to Aikya, Mr. Desai served as a Portfolio Manager at Fidelity Management & Research (U.K.) Inc. for the Fidelity Institutional (FIAM) EM All Cap Strategy from 2014 to 2019. He joined Fidelity in 2008 as an Emerging Markets analyst. Mr. Tom Allen, Co-Portfolio Manager and Investment Analyst, joined Aikya in 2020 and worked at Aikya's predecessor business, Stewart Investors, from 2012 to 2019. When he joined Stewart Investors, he worked in Singapore, before moving to Edinburgh to work on Asia Pacific strategies. Subsequently from 2015 to 2019, Mr. Allen joined Stewart Investors' London team where he co-managed Asia Pacific and Emerging Markets strategies.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1466 (08/23)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated August 3, 2023
to the Statement of Additional Information, dated January 31, 2023, as amended on
April 14, 2023 and May 25, 2023 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Aikya Investment Management Limited is added as a sub-adviser to the Fund. Accordingly, the SAI is updated as follows:

On the cover page of the SAI, "Aikya Investment Management Limited" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

AIKYA INVESTMENT MANAGEMENT LIMITED—Aikya Investment Management Limited ("Aikya") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. Aikya is a UK private company limited by shares with UK Companies House Number 12329682. Aikya is authorised by United Kingdom Financial Conduct Authority to provide regulated services since June 1, 2021. Aikya's ownership structure is 67.5% owned by Aikya employees, and 32.5% owned by operational partner Pinnacle Investment Management (ASX:PNI). Aikya Investment Management Limited has been registered with the SEC as an investment adviser since February 2021.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Aikya

Compensation. SIMC pays Aikya a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between Aikya and SIMC. Aikya pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended March 31, 2023.

The investment team's compensation arrangement is designed to promote team-work and a joint sense of ownership of outcomes (rather than individualistic attributions). Aikya's compensation is structured as follows: base salary, which is determined by market benchmarks to attract and retain high caliber investment professionals; and bonus, which is available to all team members depending on the team's performance and an individual's contribution to the team and is determined by the board.

Individual team members are evaluated based on both quantitative (~50% weight) and qualitative (~50% weight) criteria in assessing their performance. The quantitative assessment depends upon the performance of the strategy against the benchmark over a rolling 5-year period. Qualitative factors assessed include an individual's contribution to idea generation, analysis, and portfolio construction and stewardship activities, which includes active engagement with investee companies, maintenance research, teamwork and culture of the team.

Ownership of Fund Shares. As of March 31, 2023, Aikya's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of March 31, 2023, in addition to the Emerging Markets Equity Fund, Aikya's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ashish Swarup	0	$0	2	$752.5	0	$0
Rahul Desai	0	$0	2	$752.5	0	$0
Tom Allen	0	$0	2	$752.5	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Emerging Markets Equity Fund which may have different investment guidelines and objectives. In addition to the Emerging Markets Equity Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Aikya's management of the Emerging Markets Equity Fund and other accounts, which, in theory, may allow Aikya to allocate investment opportunities in a way that favors other accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that Aikya or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Emerging Markets Equity Fund. Aikya (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Emerging Markets Equity Fund. To the extent a particular investment is suitable for both the Emerging Markets Equity Fund and the other accounts, such investments will be allocated between the Emerging Markets Equity Fund and the other accounts in a manner that Aikya determines is fair and equitable under the circumstances to all clients, including the Emerging Markets Equity Fund.

To address and manage these potential conflicts of interest, Aikya has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1467 (08/23)